Concentration of Risk	12 Months Ended
Dec. 31, 2013
Risks And Uncertainties [Abstract]
Concentration of Risk

NOTE 21 — CONCENTRATION OF RISK

Holdings sells vehicle parts to a wide base of customers primarily in the automotive aftermarket. Holdings has outstanding receivables owed by these customers and to date has experienced no significant collection problems. For the Successor year ended December 31, 2013, sales to two customers, AutoZone, Inc. (“AutoZone”) and General Motors Company (“GM”), accounted for 29.2% and 10.1% of total net sales, respectively. For the Successor year ended December 31, 2012 and the Combined Year Ended December 31, 2011, sales to a single customers, AutoZone, accounted for 32.6% and 32.3% of total net sales, respectively. No other customers accounted for more than 10% of total net sales for the Successor years ended December 31, 2013, 2012 and the Combined Year Ended December 31, 2011. At December 31, 2013 and 2012, the receivable balances from AutoZone were $129.1 million and $140.8 million, respectively. At December 31, 2013 and 2012, the receivable balance from GM was $17.6 million and $9.8 million, respectively.